UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09761

Direxion Insurance Trust

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.) 35th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

1301 Avenue of the Americas (6th Ave.) 35th Floor

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-572-3390

Date of fiscal year end: December 31, 2014

Date of reporting period: June 30, 2014

Item 1. Report to Stockholders.

DIREXION INSURANCE TRUST

SEMI–ANNUAL REPORT JUNE 30, 2014

1301 Avenue of the Americas (6th Ave.), 35th Floor New York, New York 10019 (800) 851-0511 www.direxioninvestments.com

Direxion Dynamic VP HY Bond Fund

Direxion VP Indexed Commodity Strategy Fund (Consolidated)

Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report for the Direxion Insurance Trust, comprised of the Direxion Dynamic VP HY Bond Fund, Direxion VP Indexed Commodity Strategy Fund and Direxion VP Indexed Managed Futures Strategy Fund ( the “Funds”), covers the period ended June 30, 2014.

The first half of 2014 saw significant gains in both the S&P 500 and the NASDAQ 100, up 7.13% and 7.87% respectively. Both were buoyed by improving economic data and a diminishing, yet accommodating Federal Reserve policy. The United States bond market also had a strong first quarter performance, followed by an equally strong second quarter. The Barclays U.S. Aggregate Total Bond Index gained 3.93%, and the Barclays U.S. Corporate High Yield Index saw gains of 5.46% for the six months ended June 30, 2014. The CBOE Volatility Index (The VIX) fell 15.67% over the same six month period, and has remained low since a spike in late January.

The Direxion Dynamic VP HY Bond Fund’s (the “Dynamic Fund”) investment objective is to maximize total return (income plus capital appreciation) by investing primarily in high yield debt instruments, and derivatives of such instruments, with an emphasis on lower-quality debt instruments. The Dynamic Fund continued to utilize investments in high yield exchange traded funds (“ETFs”) for most of its exposure, and maintains a bullish stance on the market. The Dynamic Fund will typically have a 95-100% weighting in these ETFs, with some of this exposure accomplished via investments in swap contracts underlying these ETFs. Investing in swap contracts to obtain this exposure has the potential to adversely affect the Dynamic Fund’s performance. The Dynamic Fund returned 4.33% for the six months ended June 30, 2014.

Unlike the majority of 2013, the High-Yield market experienced steady, trending gains, with the Barclays U.S. Corporate High Yield Index gaining 5.46% during the six months ended June 30, 2014. The High-Yield markets continued a strong start to 2014 and carried momentum into the second quarter, despite a harsh winter that stifled U.S. growth. The Federal Reserve continued its tapering of bond purchases and made little change to its core forecast of interest rates and policy plans. As investors continue to reach for yield, they looked towards risk assets with longer maturities and lower credit qualities, and that reach has paid off throughout the first half of 2014.

The Direxion VP Indexed Commodity Strategy Fund (the “Commodity Fund”) seeks to match, after expenses, the return of the Auspice Broad Commodity Index, a long/flat commodities index. The Commodity Fund commenced operations on April 23, 2014. A long/flat approach allows the Commodity Fund to attempt to take advantage of higher commodity prices, and at the same time shift into a cash position of an individual commodity that shows a downward trend in price. The Auspice Broad Commodity Index attempts to capture upward trends in the commodity markets while minimizing risk during down trends. The Auspice Broad Commodity Index will use a quantitative methodology to track either long or flat positions in a diversified portfolio of twelve commodity futures which cover the energy, metal, and agricultural sectors. It attempts to incorporate dynamic risk management and contract rolling methods. From April 23, 2014 to June 30, 2014, the Auspice Broad Commodity Index returned -2.00%, while the Commodity Fund returned -2.88%.

The Commodity Fund experienced some gains in late April before yielding to a downward trend from early May into early June. Positive late April performance was bolstered by gains in all three long sectors — Energy, Metals and Agriculture. May brought about a pullback in the Agriculture sector which was significant enough to offset gains made by Crude Oil and Gasoline in the Energy sector. Additionally, May performance was drawn down by Gold, which experienced a correction. Into June, Commodity Fund performance rebounded with gains in Energy and Metals, eclipsing losses experienced in the Agriculture sector in May.

The Direxion VP Indexed Managed Futures Strategy Fund (the “Managed Futures Fund”) seeks to match, after expenses, the return of the Auspice Managed Futures Index, a long/short managed futures index. The Managed Futures Fund commenced operations on April 23, 2014.The Auspice Managed Futures Index aims to capture upward and downward trends in the commodity and financial markets while attempting to carefully manage risk. The Auspice Managed Futures Index uses a quantitative methodology to track either long or short positions in a diversified portfolio of twenty-one exchange traded futures which track the energy, metal, agricultural, interest rate, and currency sectors. It attempts to incorporate dynamic risk management and contract rolling methods to take advantage of price anomalies across different tenors and maturities (expiration dates) of futures contracts. From April 23, 2014 to June 30, 2014, the Auspice Managed Futures Index returned -2.49%, while the Managed Futures Fund returned -2.58%.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call toll-free, 1.800.851.0511, or visit www.direxioninvestments.com.

DIREXION SEMI-ANNUAL REPORT	3

The Managed Futures Fund experienced brief gains in late April before heading into a choppy decline from the beginning of May into early June. Positive performance in late April can be attributed to positions in Commodities, with moderate support from Interest Rate and Currency holdings. Into May, the Managed Futures Fund experienced a pullback with a correction in the Agriculture sector. Corn and Wheat were the primary drivers, with the Managed Futures Fund going long to short in Cotton as a result of poor performance in May. June brought about positive returns for the Managed Futures Fund amidst increased volatility in the marketplace. Gains in Energy and Currencies were enough to offset those in Agriculture from the prior month.

As always, we thank you for using the Funds and we look forward to our mutual success.

Sincerely,

Eric Falkeis Principal Executive Officer	Patrick Rudnick Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call toll-free, 1.800.851.0511, or visit www.direxioninvestments.com.

An investment in the Funds involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The Fund is non-diversified and includes risks associated with concentration risk which results from the Fund’s investments in a particular industry or sector and can increase volatility over time. The use of derivatives may subject the Fund to market risks that may cause their prices to fluctuate over time and may result in larger losses or smaller gains than investing in other financial instruments. Other risks associated with the Fund are detailed in the prospectus which include Active and Frequent Trading Risk, Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Early Close/Trading Halt Risk, Interest Rate Risk, Liquidity Risk, Lower-Quality Debt Securities Risk, Market Risk, Market Timing Activity Risk, Non-Diversification Risk, Prepayment Risk, Regulatory Risk and Risks of Investing in Other Investment Companies (including ETFs). For a detailed explanation of these risks, please read the prospectus. An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment.

An investor should consider the investment objectives, risks, charges and expenses of the Direxion Investments carefully before investing. The prospectus contains this and other information about the Direxion Investments. To obtain a prospectus, please call the Direxion Investments at 1.800.851.0511 or visit www.direxioninvestments.com. The prospectus should be read carefully before investing.

The total annual fund operating expense ratio of the Direxion Dynamic VP HY Bond Fund, Direxion VP Indexed Commodity Strategy Fund and Direxion VP Indexed Managed Futures Strategy Fund is 1.84%, 1.46% and 1.65%, respectively, net of any fee waiver. The total annual fund operating expense ratio includes Acquired Fund Fees and Expenses, indirect fees and expenses that the Fund incurs that are required to be disclosed. Without Acquired Fund Fees and Expenses, the total annual fund operating expense ratio would be 1.55%, 1.46% and 1.65%, respectively.

The Auspice Broad Commodity Index aims to capture upward trends in the commodity markets while minimizing risk during downtrends. The index will use a quantitative methodology to track either long or flat positions in a diversified portfolio of 12 commodity futures which cover the energy, metal, and agricultural sectors.

The Auspice Managed Futures Index aims to capture upward and downward trends in the commodity and financial markets. The Index will use a quantitative methodology to track either long or short positions in a diversified portfolio of 21 exchange-traded futures which cover the energy, metal, agricultural, interest rate and currency sectors.

The views in this report were those of the Adviser as of June 30, 2014 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

Distributed by: Rafferty Capital Markets

Date of First Use: August 29, 2014

4	DIREXION SEMI-ANNUAL REPORT

Expense Example

June 30, 2014 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (January 1, 2014 — June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The following table does not reflect any fees and expenses imposed under variable annuity contracts and variable life insurance policies (“Contracts”) and certain qualified pension and retirement plans (“Plans”), which would increase overall fees and expenses. Please refer to your Contract or Plan Prospectus for a description of those fees and expenses.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT	5

Expense Example Table

June 30, 2014 (Unaudited)

	Expense Ratio[1]	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period[2]
Direxion Dynamic VP HY Bond Fund
Based on actual fund return	1.55%	$1,000.00	$1,043.30	$7.86
Based on hypothetical 5% return	1.55%	1,000.00	1,017.11	7.75
Direxion VP Indexed Commodity Strategy Fund (Consolidated)[3]
Based on actual fund return	1.46%	1,000.00	971.20	2.67
Based on hypothetical 5% return	1.46%	1,000.00	1,022.08	2.74
Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)[3]
Based on actual fund return	1.65%	1,000.00	974.20	3.03
Based on hypothetical 5% return	1.65%	1,000.00	1,021.72	3.11

[1]	Annualized.

[2]

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period of January 1, 2014 to June 30, 2014, then dividend by 365.

[3]

Expenses are equal to the Fund’s annualized expense ratio (excluding net deferred tax expense/benefit), multiplied by the average account value during the period from April 23, 2014 (commencement of operations) to June 30, 2014, multiplied by the number of days since commencement of operations, then divided by 365.

Allocation of Portfolio Holdings

June 30, 2014 (Unaudited)

	Cash*	Investment Companies	Swaps	Total
Direxion Dynamic VP HY Bond Fund	32%	66%	2%	100%
Direxion VP Indexed Commodity Strategy Fund (Consolidated)	103%	—	(3%)	100%
Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)	102%	—	(2%)	100%

Allocation of Portfolio Holdings are as of percent of net assets.

*	Cash, cash equivalents and other assets less liabilities.

6	DIREXION SEMI-ANNUAL REPORT

Direxion Dynamic VP HY Bond Fund

Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 65.7%
153,385	iShares iBoxx $ High Yield Corporate Bond ETF	$14,602,252
349,980	SPDR Barclays Capital High Yield Bond ETF	14,604,665

	TOTAL INVESTMENT COMPANIES (Cost $28,032,294)	$29,206,917

	TOTAL INVESTMENTS (Cost $28,032,294) - 65.7%	$29,206,917
	Other Assets in Excess of Liabilities - 34.3%(a)	15,222,599

	TOTAL NET ASSETS - 100.0%	$44,429,516

Percentages are stated as a percent of net assets.

(a)	$2,750,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

June 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Capital, LLC	iShares iBoxx $ High Yield Corporate Bond ETF	74,385	$6,913,164	0.047%	7/13/2015	$396,652
Credit Suisse Capital, LLC	SPDR Barclays Capital High Yield Bond ETF	169,675	6,863,742	0.047%	7/13/2015	448,160

			$13,776,906			$844,812

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	7

Direxion VP Indexed Commodity Strategy Fund (Consolidated)

Schedule of Investments

June 30, 2014 (Unaudited)

No reportable investments.

Value
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%	62,977

TOTAL NET ASSETS - 100.0%	$62,977

Percentages are stated as a percent of net assets.

Long Equity Swap Contracts

June 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Auspice Broad Commodity Excess Return Index	13	$49,021	(0.553%)	10/28/2015	$(1,576)

The accompanying notes are an integral part of these financial statements.

8	DIREXION SEMI-ANNUAL REPORT

Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)

Schedule of Investments

June 30, 2014 (Unaudited)

No reportable investments.

Value
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%	63,169

TOTAL NET ASSETS - 100.0%	$63,169

Percentages are stated as a percent of net assets.

Long Equity Swap Contracts

June 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Auspice Managed Futures Excess Return Index	12	$51,451	(0.553%)	10/28/2015	$(1,289)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	9

Statements of Assets & Liabilities

June 30, 2014 (Unaudited)

	Direxion Dynamic VP HY Bond Fund	Direxion VP Indexed Commodity Strategy Fund (Consolidated)	Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
Assets:
Investments, at market value (Note 2)	$29,206,917	$—	$—
Cash	12,257,309	50,928	50,807
Receivables:
Fund shares sold	216,715	13,713	13,749
Investment securities sold	30,379	—	—
Deposits at broker for swaps	2,750,000	—	—
Due from broker for swaps	326	—	—
Unrealized appreciation on swaps	844,812	—	—
Dividends and interest	—	1	—

Total assets	45,306,458	64,642	64,556

Liabilities:
Payables:
Fund shares redeemed	30,670	—	—
Due to broker for swaps	790,057	—	—
Unrealized depreciation on swaps	—	1,576	1,289
Accrued investment advisory fees	27,126	42	47
Accrued operating services fees	12,728	6	10
Accrued distribution expenses	9,088	23	23
Accrued shareholder servicing fees	7,273	18	18

Total liabilities	876,942	1,665	1,387

Net Assets	$44,429,516	$62,977	$63,169

Net Assets Consist of:
Capital stock	$44,184,231	$64,399	$64,435
Accumulated net investment loss	(46,204)	(133)	(152)
Undistributed (accumulated) net realized gain (loss)	(1,727,946)	287	175
Net unrealized appreciation (depreciation) on:
Investments	1,174,623	—	—
Swaps	844,812	(1,576)	(1,289)

Total Net Assets	$44,429,516	$62,977	$63,169

Calculation of Net Asset Value Per Share:
Net assets	$44,429,516	$62,977	$63,169
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,682,498	1,621	1,621
Net asset value, redemption price and offering price per share	$16.5627	$38.85	$38.97

Cost of Investments	$28,032,294	$—	$—

The accompanying notes are an integral part of these financial statements.

10	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Period Ended June 30, 2014 (Unaudited)

	Direxion Dynamic VP HY Bond Fund	Direxion VP Indexed Commodity Strategy Fund (Consolidated)[1]	Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)[1]
Investment Income:
Dividend income	$629,882	$—	$—
Interest income	4	1	—

Total investment income	629,886	1	—

Expenses:
Investment advisory fees	152,342	78	87
Operating services fees	71,212	15	23
Distribution expenses	50,780	23	23
Shareholder servicing fees	40,624	18	19

Total expenses before reimbursement	314,958	134	152

Total expenses	314,958	134	152

Net investment income (loss)	314,928	(133)	(152)

Realized and unrealized gain (loss) on investments:
Net realized gain on:
Investments	29,150	—	—
Swaps	134,377	287	175

	163,527	287	175

Change in net unrealized appreciation (depreciation) on:
Investments	699,767	—	—
Swaps	527,643	(1,576)	(1,289)

	1,227,410	(1,576)	(1,289)

Net realized and unrealized gain (loss) on investments	1,390,937	(1,289)	(1,114)

Net increase (decrease) in net assets resulting from operations	$1,705,865	$(1,422)	$(1,266)

[1]	Represents the period from April 23, 2014 (commencement of operations) to June 30, 2014.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	11

Statements of Changes in Net Assets

	Direxion Dynamic VP HY Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in net assets from:
Operations:
Net investment income	$314,928	$1,086,827
Net realized gain on investments and swaps	163,527	1,681,021
Change in net unrealized appreciation (depreciation) of investments and swaps	1,227,410	(1,464,023)

Net increase in net assets resulting from operations	1,705,865	1,303,825

Distributions to shareholders:
Net investment income:	(518,288)	(1,077,771)

Total distributions to shareholders	(518,288)	(1,077,771)

Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	2,466,027	(24,408,842)

Total increase (decrease) in net assets	3,653,604	(24,182,788)

Net assets:
Beginning of year/period	40,775,912	64,958,700

End of year/period	$44,429,516	$40,775,912

Undistributed net investment income (loss), end of year/period	$(46,204)	$157,156

(a)	Summary of capital share transactions is as follows:

	Direxion Dynamic VP HY Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Value	Shares	Value
Shares sold	1,286,852	$21,049,784	6,501,749	$103,232,825
Shares issued in reinvestment of distributions	31,906	518,288	67,551	1,077,771
Shares redeemed	(1,172,515)	(19,102,045)	(8,117,160)	(128,719,438)

Total net increase (decrease) from capital share transactions	146,243	$2,466,027	(1,547,860)	$(24,408,842)

The accompanying notes are an integral part of these financial statements.

12	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion VP Indexed Commodity Strategy Fund (Consolidated)	Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
	April 23, 2014[1] through June 30, 2014 (Unaudited)	April 23, 2014[1] through June 30, 2014 (Unaudited)
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(133)	$(152)
Net realized gain on investments and swaps	287	175
Change in net unrealized (depreciation) of investments and swaps	(1,576)	(1,289)

Net (decrease) in net assets resulting from operations	(1,422)	(1,266)

Distributions to shareholders:
Total distributions to shareholders	—	—

Capital share transactions:
Net increase in net assets resulting from net change capital share transactions(a)	64,399	64,435

Total increase in net assets	62,977	63,169

Net assets:
End of year/period	$62,977	$63,169

Undistributed net investment loss, end of year/period	$(133)	$(152)

(a)	Summary of capital share transactions is as follows:

	Direxion VP Indexed Commodity Strategy Fund (Consolidated)		Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
	April 23, 2014[1] through June 30, 2014 (Unaudited)		April 23, 2014[1] through June 30, 2014 (Unaudited)
	Shares	Value	Shares	Value
Shares sold	1,621	$64,402	1,621	$64,438
Shares redeemed	—	(3)	—	(3)

Total net increase from capital share transactions	1,621	$64,399	1,621	$64,435

[1]	Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	13

Financial Highlights

												RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Total Distributions	Net Asset Value, End of Year/Period		Total Return[2]		Net Assets, End of Year/Period (,000)	Including Short Dividends		Excluding Short Dividends		Net Investment Income (Loss) After Expense Reimbursement/ Recoupment		Portfolio Turnover Rate[4]
												Total Expenses[3]	Net Expenses[3]	Total Expenses[3]	Net Expenses[3]
Direxion Dynamic VP HY Bond Fund
Six months ended June 30, 2014 (Unaudited)	$16.0772	$0.1255	$0.5651	$0.6906	$(0.2051)	$(0.2051)	$16.5627		4.33%		$44,430	—	—	1.55%	1.55%	1.55%		20%
Year ended December 31, 2013	15.9052	0.4156	0.2010	0.6166	(0.4446)	(0.4446)	16.0772		3.95%		40,776	—	—	1.69%	1.58%	2.56%	[5]	232%
Year ended December 31, 2012	15.1380	0.5606	0.7913	1.3519	(0.5847)	(0.5847)	15.9052		9.13%		64,959	—	—	1.75%	1.60%	3.61%	[5]	369%
Year ended December 31, 2011	16.45	0.3217	0.4193	0.7410	(2.0530)	(2.0530)	15.1380	[6]	4.94%		41,077	—	—	1.82%	1.78%	1.98%	[5]	803%
Year ended December 31, 2010	17.31	(0.04)	0.69	0.65	(1.51)	(1.51)	16.45		4.01%		28,118	—	—	1.85%	1.85%	(0.23%	)	985%
Year ended December 31, 2009	16.37	(0.22)[7]	1.73	1.51	(0.57)	(0.57)	17.31		9.81%		41,183	1.77%	1.80%	1.77%	1.80%	(1.37%	)[8]	463%
Direxion VP Indexed Commodity Strategy Fund (Consolidated)
April 23, 2014[9] through June 30, 2014 (Unaudited)	40.00	(0.11)	(1.04)	(1.15)	—	—	38.85		(2.88%	)	63	—	—	1.46%	1.46%	(1.44%	)	0%
Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
April 23, 2014[9] through June 30, 2014 (Unaudited)	40.00	(0.12)	(0.91)	(1.03)	—	—	38.97		(2.58%	)	63	—	—	1.65%	1.65%	(1.65%	)	0%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]

All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a description of those fees and expenses. Total return calculated for a period of less than one year is not annualized.

[3]	The total and net expense ratios exclude Acquired Fund Fees and Expenses.
[4]

Portfolio turnover ratio is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[5]	Net investment income (loss) ratio before fee waiver for the years ended December 31, 2013, December 31, 2012 and December 31, 2011 was 2.45%, 3.46% and 1.94%, respectively.
[6]	Effective September, 15, 2011, the Fund began calculating its net asset value to four digits.
[7]	Net investment income (loss) before interest on short positions for the year ended December 31, 2009 was $(0.22).
[8]	The net investment income (loss) ratio included interest on short positions. The ratio excluding dividends on short positions for the year ended December 31, 2009 was (1.36%).
[9]	Commencement of Operations.

14	DIREXION SEMI-ANNUAL REPORT

Direxion Insurance Trust

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2014 (Unaudited)

1.	ORGANIZATION

Direxion Insurance Trust (the “Trust”) was organized as a Massachusetts business trust on December 28, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has three series in operation: Direxion Dynamic VP HY Bond Fund, Direxion VP Indexed Commodity Strategy Fund, and Direxion VP Indexed Managed Futures Strategy Fund (each a “Fund” and collectively the “Funds”). Each fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Trust offers shares to unaffiliated life insurance separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life contracts.

The objective of the Direxion Dynamic VP Fund is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

The Direxion VP Indexed Commodity Strategy Fund is managed to track the performance of the Auspice Broad Commodity Excess Return Index. The Auspice Broad Commodity Excess Return Index is an index that aims to capture trends (in either direction) in the commodity markets using a quantitative methodology to track prices of a diversified portfolio of traditional commodity futures contracts. The Fund invests in a combination of commodity-linked derivatives, other investment companies and fixed income securities directly and/or indirectly through its wholly-owned Subsidiary (“VP CTS Fund”) in order to track the returns of the Auspice Broad Commodity Excess Return Index within the limitation of the federal tax requirements applicable to regulated investment companies.

The Direxion VP Indexed Managed Futures Strategy Fund seeks investment results that track the performance of the Auspice Managed Futures Excess Return Index. The Auspice Managed Futures Excess Return Index aims to capture upward and downward trends in the commodity, currency and financial markets using a quantitative methodology to track prices of a diversified portfolio of traditional commodity, financial and currency futures contracts. The Fund primarily invests in a combination of (long and short) commodity, currency and financial futures, commodity-linked notes, swap contracts, other investment companies and fixed income securities directly and/or indirectly through its wholly-owned subsidiary (“VP MFS Fund”) in order to track the returns of the Auspice Managed Futures Excess Return Index within the limitation of the federal tax requirements applicable to regulated investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by each Fund will be determined as of the time each Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). However, on days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Direxion Dynamic VP HY Bond Fund does not calculate its NAV, even if the NYSE is open for business. Similarly, on days the bond markets close early, that Fund calculates its NAV as of the SIFMA recommended closing time for the bond markets, subject to the discretion of Rafferty Asset Management, LLC (the “Adviser”). Equity securities, exchange-traded funds and over-the-counter securities are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Investments in open-end mutual funds are valued at their respective quoted NAV on the valuation dates. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to the Valuation Time will be used. Swap contracts are valued using the closing price of the underlying reference entity. Short-term debt securities with a maturity of 60 days or less at the time of purchase and money market securities are valued using the

DIREXION SEMI-ANNUAL REPORT	15

amortized cost method. Other debt securities are valued by the Funds’ pricing service using mean prices or, if such prices are unavailable, by a matrix pricing method. Securities are fair valued by the Adviser under supervision of the Board of Trustees in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Funds’ pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Adviser believes the market price is stale. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Funds receive, as collateral, cash and/or securities (primarily U.S. government securities) whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Funds in each repurchase agreement including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds follow authoritative standards of accounting for repurchase agreements, which modify the criteria for determining effective control of transferred assets and as a result certain repurchase agreements may now be accounted for as secured borrowings. The Funds invested in repurchase agreements during the period ended June 30, 2014 however, they were not invested in repurchase agreements at June 30, 2014.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Funds were invested in equity swap contracts at June 30, 2014.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”

A Fund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Investments of each Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by a Fund. A Fund does not net collateral on the Statements of Assets and Liabilities. In the event of a default by the counterparty, a Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are collateralized daily directly to the Fund while amounts expected to be owed to the counterparty are collateralized daily in a segregated account at the Custodian.

The Funds enter into master netting agreements with the counterparty. These agreements calculate the obligations of the parties on a “net basis”. Consequently, the Funds’ current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Funds’ obligations are accrued daily and offset by any amounts owed to the Funds. However, the Funds do not offset the fair value amounts of the swap contracts and the related collateral on the Statements of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements. The following presents the gross and net amounts of assets and liabilities related to the swap agreements covered by master netting agreements as of June 30, 2014.

16	DIREXION SEMI-ANNUAL REPORT

Assets:

Description: Swap Contract

				Gross Amounts not Offset in the Statements of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Asset and Liabilities	Net Amounts Presented in the Statement of Asset and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Direxion Dynamic VP HY Bond Fund	$844,812	$—	$844,812	$—	$844,812	$—

Liabilities:

Description: Swap Contract

				Gross Amounts not Offset in the Statements of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Asset and Liabilities	Net Amounts Presented in the Statement of Asset and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Direxion VP Indexed Commodity Strategy Fund (Consolidated)	$1,576	$—	$1,576	$—	$—	$—
Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)	1,289	—	1,289	—	—	—

In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, a Fund has agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances included agreed upon net asset value and performance-based thresholds. For swap contracts that are in an unrealized depreciation position at June 30, 2014, the maximum exposure to each Fund in regard to potential counterparty default and credit-risk related contingent features is as follows:

	Direxion VP Indexed Commodity Strategy Fund (Consolidated)
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Bank of America Merrill Lynch	$(1,576)	$—	$(1,576)

	Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Bank of America Merrill Lynch	$(1,289)	$—	$(1,289)

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the fair value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the fair value reflected on the Statements of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable

DIREXION SEMI-ANNUAL REPORT	17

on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. There were no securities sold short by the Funds during the period ended June 30, 2014.

e) Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in futures contracts during the period ended June 30, 2014.

f) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for futures contracts, options on futures contracts, and short positions. The Funds were not invested in any type of options during the period ended June 30, 2014.

g) Basis for Consolidation – The Direxion VP Indexed Commodity Strategy Fund may invest up to 25% of its total assets in the CTS Fund. The VP CTS Fund, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Direxion VP Indexed Commodity Strategy Fund. The VP CTS Fund acts as an investment vehicle in order to enter into certain investments for the Direxion VP Indexed Commodity Strategy Fund consistent with the Direxion VP Indexed Commodity Strategy Fund’s investment objectives and policies specified in its prospectus and statement of additional information. As of June 30, 2014, net assets of the Direxion VP Indexed Commodity Strategy Fund were $62,977, of which $8,708, or approximately 13.83%, represented the Direxion VP Indexed Commodity Strategy Fund’s ownership of all issued shares and voting rights of the VP CTS Fund. All intercompany balances, revenues and expenses have been eliminated in consolidation.

The Direxion VP Indexed Managed Futures Strategy Fund may invest up to 25% of its total assets in the VP MFS Fund. The VP MFS Fund, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Direxion VP Indexed Managed Futures Strategy Fund. The VP MFS Fund acts as an investment vehicle in order to enter into certain investments for the Direxion VP Indexed Managed Futures Strategy Fund consistent with the Direxion VP Indexed Managed Futures Strategy Fund’s investment objectives and policies specified in its prospectus and statement of additional information. As of June 30, 2014, net assets of the Direxion VP Indexed Managed Futures Strategy Fund were $63,169, of which $8,880, or approximately 14.06%, represented the Direxion VP Indexed Managed Futures Strategy Fund’s ownership of all issued shares and voting rights of the VP MFS Fund. All intercompany balances, revenues and expenses have been eliminated in consolidation.

h) Risks of Investing Commodity-Linked Derivatives – Both the Direxion VP Indexed Commodity Strategy Fund and the Direxion VP Indexed Managed Futures Strategy Fund, through their investment in their subsidiaries, hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked

18	DIREXION SEMI-ANNUAL REPORT

derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

i) Investment Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

j) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes. No provision for Federal income taxes has been made.

k) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends earned on money market funds, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on the Funds’ average daily net assets. For an additional discussion on expenses refer to Note 4.

l) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the period ended June 30, 2014 and the year ended December 31, 2013 were as follows:

	Direxion Dynamic VP HY Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Distributions paid from:
Ordinary Income	$518,288	$1,077,771
Long-Term Capital Gains	—	—

Total Distributions paid	$518,288	$1,077,771

	Direxion VP Indexed Commodity Strategy Fund (Consolidated)	Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
	April 23, 2014[1] to June 30, 2014 (Unaudited)	April 23, 2014[1] to June 30, 2014 (Unaudited)
Distributions paid from:
Ordinary Income	$—	$—
Long-Term Capital Gains	—	—

Total Distributions paid	$—	$—

[1]	Commencment of Operations.

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2013. To the extent necessary to fully distribute such capital gains, the Funds may also designate earnings and profits distributed to shareholders on the redemption of shares.

DIREXION SEMI-ANNUAL REPORT	19

As of December 31, 2013, the components of distributable earnings of the Funds on a tax basis were as follows:

Direxion Dynamic VP HY Bond Fund
Net unrealized (depreciation)	$(81,456)

Undistributed ordinary income	157,156
Undistributed long-term capital gain	—

Total distributable earnings	157,156

Other accumulated (losses)	(1,017,992)

Total accumulated (losses)	$(942,292)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales and investments in PFIC. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/(loss) on derivative positions.

The cost basis for investments for federal income tax purposes as of June 30, 2014 was as follows:

	Direxion Dynamic VP HY Bond Fund	Direxion VP Indexed Commodity Strategy Fund (Consolidated)	Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
Tax cost of investments	$42,382,153	$—	$—
Gross unrealized appreciation	1,174,925	—	—
Gross unrealized depreciation	(14,350,161)	—	—

Net unrealized (depreciation)	$(13,175,236)	$—	$—

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending December 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, December 31, 2013. For the year ended December 31, 2013, the Direxion Dynamic VP HY Bond Fund did not defer any late year losses.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previous law limited the carryforward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

As of December 31, 2013, the Direxion Dynamic VP HY Bond Fund had capital loss carryforwards on a tax basis of:

Capital Loss Expiring

	12/31/2016	12/31/2018
Direxion Dynamic VP HY Bond Fund	(1,308,653)	(26,508)

To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to a Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open

20	DIREXION SEMI-ANNUAL REPORT

for examination by the relevant income taxing authority. As of June 30, 2014 open Federal and state income tax years include the tax years ended December 31, 2011, December 31, 2012 and December 31, 2013. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believes the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	INVESTMENT TRANSACTIONS

During the six months ended June 30, 2014, the aggregate purchases and sales of investments in the Direxion Dynamic VP HY Bond Fund were $7,594,122 and $5,729,903, respectively. These amounts do not include short-term investments or swap contracts. There were no purchases and sales of investments in the other Funds.

There were no purchases or sales of long-term U.S. Government securities during the six months ended June 30, 2014.

4.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee of 0.75% for the Direxion Dynamic VP HY Bond Fund, 0.85% for the Direxion VP Indexed Commodity Strategy Fund, and 0.95% for the Direxion VP Indexed Managed Futures Strategy Fund, respectively, computed daily and payable monthly, as applied to each Fund’s average daily net assets.

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser a monthly fee, as compensation for the services provided by the Adviser under the Agreement, a monthly fee of 0.35% for the Direxion VP HY Bond Fund, 0.16% for the Direxion VP Indexed Commodity Strategy Fund , and 0.25% for the Direxion VP Indexed Managed Futures Strategy Fund, calculated on an annualized basis on the average daily net assets of each Fund.

Distribution Expenses: The shares of the Funds are subject to an annual Rule 12b-1 fee of up to 0.25% of a Fund’s average daily net assets. The fee is paid to the insurance company of the plan sponsor (i.e. various enrolled employers) for expenses incurred for distribution-related activities, on behalf of the Funds.

Shareholder Servicing Fees: The Board has also authorized the Funds to pay a shareholder servicing fee of 0.20% of a Fund’s average daily net assets. The Trust, on behalf of a Fund, pays the fee to financial institutions and other persons who provide services for and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

5.	VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

DIREXION SEMI-ANNUAL REPORT	21

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investment

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Funds’ investments as of June 30, 2014:

	Direxion Dynamic VP HY Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies — Fixed Income	$29,206,917	$—	$—	$29,206,917
Other Financial Instruments*	$—	$844,812	$—	$844,812

	Direxion VP Indexed Commodity Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$—	$—	$—
Other Financial Instruments*	$—	$(1,576)	$—	$(1,576)

	Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$—	$—	$—
Other Financial Instruments*	$—	$(1,289)	$—	$(1,289)

*	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For further detail on each asset class, see Schedules of Investments.

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no significant transfers between Level 1 and Level 2 securities during the six months ended June 30, 2014. There were no Level 3 securities held by the Funds during the period ended June 30, 2014. It is the Funds’ policy to recognize transfers into Level 3 at the value as of the beginning of the period, if applicable.

6.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards require disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of its principal investment strategy to achieve its investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of June 30, 2014, the Funds were invested long equity swap contracts.

22	DIREXION SEMI-ANNUAL REPORT

At June 30, 2014, the fair value of derivatives instruments, by primary risk, were as follows:

Asset derivatives[1]
		Credit Risk	Commodity Risk	Total
Direxion Dynamic VP HY Bond Fund	Swap contracts	$844,812	$—	$844,812

Liability derivatives[2]
		Credit Risk	Commodity Risk	Total
Direxion VP Indexed Commodity Strategy Fund (Consolidated)	Swap contracts	$—	$1,576	$1,576
Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)	Swap contracts	—	1,289	1,289

[1]	Statements of Assets and Liabilities location: Net unrealized appreciation on swaps.
[2]	Statements of Assets and Liabilities location: Net unrealized depreciation on swaps.

Transactions in derivative instruments, by primary risk, during the year ended June 30, 2014, were as follows:

		Credit Risk	Commodity Risk	Total
Direxion Dynamic VP HY Bond Fund	Realized gain[1]
	Swap contracts	$134,377	$—	$134,377
	Change in net unrealized appreciation (depreciation)[2]
	Swap contracts	$527,643	$—	$527,643
Direxion VP Indexed Commodity Strategy Fund (Consolidated)	Realized gain[1]
	Swap contracts	$—	$287	$287
	Change in net unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$(1,576)	$(1,576)
Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)	Realized gain[1]
	Swap contracts	$—	$175	$175
	Change in net unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$(1,289)	$(1,289)

[1]	Statements of Operations location: Net realized gain on swaps.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swaps.

For the six months ended June 30, 2014, the quarterly volume of the derivatives held by the Funds were as follows:

Quarterly Average Gross Notional Amounts
Long Equity Swap Contracts
Direxion Dynamic VP HY Bond	$12,792,519
Direxion VP Indexed Commodity Strategy Fund (Consolidated)	24,511
Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)	25,726

The objective of the Direxion Dynamic VP Fund is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments. The Direxion VP Indexed Commodity Strategy Fund utilizes this volume of derivatives in order to track the performance of the Auspice Broad Commodity Index through investments in futures contracts. The Direxion VP Indexed Managed Futures Strategy Fund uses swap contracts in order to meet its investment objective of seeking results that track the performance of the Auspice Managed Futures Index.

7.	SUBSEQUENT EVENTS

The Funds follow authoritative standards of accounting for and disclosure of events that occur after the Statement of Assets and Liabilities date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact on the Funds’ financial statements.

DIREXION SEMI-ANNUAL REPORT	23

Additional Information

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

24	DIREXION SEMI-ANNUAL REPORT

New Fund Investment Advisory Agreement Approval

Provided below is a summary of certain of the factors the Board of Trustees (“Board”) of the Direxion Insurance Trust (“Trust”) considered at its August 14, 2013 and May 22, 2012 Board meetings in approving the Advisory Agreement (“Agreement”) between Rafferty Asset Management, LLC (“Rafferty”) and the Direxion Insurance Trust (“Insurance Trust”) on behalf of two new series of the Trust, the Direxion VP Indexed Commodity Strategy Fund and the Direxion VP Indexed Managed Futures Strategy Fund (each a “Fund” and collectively as the “Funds”).

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors discussed below. In determining whether to approve the Agreement, the Board considered the best interests of each Fund separately. The Board noted that the Funds had not yet commenced operations. Accordingly, the Board considered primarily the nature, extent and quality of the services to be provided by Rafferty, the advisory fee rates to be paid to Rafferty and each Fund’s estimated expenses.

Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the services to be provided under the Agreement by Rafferty. The Board noted that Rafferty has provided services to the Trust, as well as to the Direxion Funds and Direxion Shares ETF Trust, since their respective inception dates and has developed an expertise in managing funds with investment strategies similar to the Funds. The Board considered Rafferty’s representations that it has the financial resources and appropriate staffing to manage each Fund and to meet its respective contractual fee waivers and expense reimbursement obligations. The Board also noted that reports from the Chief Compliance Officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered Rafferty’s marketing and distribution efforts, including offering additional investment options to shareholders through the creation of new series, such as the Funds, and promoting them through new and existing insurance company and platform relationships. The Board considered that Rafferty will oversee all aspects of the operation of the Funds, including oversight of the Funds’ service providers. Because the Funds had not commenced operations, they did not have any prior performance history. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty to the Funds under the Agreement were fair and reasonable.

Costs of Services to be Provided to each Fund and Profits Realized. The Board considered the fees to be paid to Rafferty on an annual basis, including an operating services fee which effectively limits the expenses of each Fund. The Board also considered the advisory fees charged by comparable fund groups. With respect to the Funds, the Board considered that each Fund’s proposed advisory fee rates was below the median advisory fee rates of each Fund’s relevant Morningstar fund universe. The Board also considered the total expense ratios for each Fund versus another similar series in the Trust and as compared to comparable funds or other products with investment strategies similar to the Funds.

The Board considered that Rafferty agreed to limit the total expenses for each Fund via contractual expense limitations. The Board also considered the fee rates that Rafferty charges for the services that it provides to a pooled trading vehicle for domestic hedge funds. The Board considered the overall profitability of Rafferty’s investment business and its representation that at that time it did not allocate internal costs and assess profitability with respect to its services to individual funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services to be provided and any profits that may be realized under the Agreement were fair and reasonable.

Economies of Scale. The Board considered whether economies of scale will be realized by Rafferty as each Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. The Board noted that the Funds had not yet commenced operations and did not yet have any assets.

Other Benefits. The Board considered Rafferty’s representation that it believes that its relationship with the Funds may help to enable Rafferty to attract business to its other variable insurance products. The Board also considered that Rafferty’s overall business with brokerage firms can help to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, such benefits to Rafferty would be fair and reasonable.

Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the approval of the Agreement.

DIREXION SEMI-ANNUAL REPORT	25

Direxion Insurance Trust

TRUSTEES AND OFFICERS

Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Fund Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Lawrence C. Rafferty(1) Age: 71	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	27	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Fund Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	125	None

John Weisser Age: 72	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	125	Director, The MainStay Funds Trust (35 Funds), The MainStay Funds (12 Funds), MainStay VP Fund Series (29 Funds); Mainstay Defined Term Municipal Opportunities Fund (1 Fund); Private Advisors Alternative Strategy Fund (1 Fund); Private Advisors Alternative Strategies Master Fund (1 Fund).

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds, which, as of the date of this report, offers for sale to the public 19 portfolios, the Direxion Insurance Trust, which, as of the date of this report, offers for sale to the public 3 of the 8 funds registered with SEC, and the Direxion Shares ETF Trust, which, as of the date of this report, offers for sale to the public 57 of the 98 funds registered with the SEC.

26	DIREXION SEMI-ANNUAL REPORT

Direxion Insurance Trust

TRUSTEES AND OFFICERS

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 46	Chief Executive Officer and Chief Investment Officer	One Year; Since 2006	Managing Director of Rafferty, 1999-present.	98	N/A

Eric Falkeis: Age: 40	Principal Executive Officer	One Year; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly President Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	N/A	Trustee, Professionally Managed Portfolios (45 Funds)

Patrick J. Rudnick Age: 40	Principal Financial Officer and Assistant Secretary	One Year; Since 2010	Senior Vice President and Principal Financial Officer, Rafferty Asset Management, LLC, since March 2013; formerly Vice President, USBFS (2006-2013); formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Angela Brickl Age: 38	Chief Compliance Officer Secretary	One Year; Since 2012 One Year; Since 2011	General Counsel and Chief Compliance Officer, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – August 2009; Summer Associate at Foley & Lardner, LLP May – August 2008; Vice President USBFS November 2003 – August 2007.	N/A	N/A

(1)	Mr. O’Neill serves as Chairman of the Board of Trustees of the Direxion Shares ETF Trust.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds, which, as of the date of this report, offers for sale to the public 19 portfolios, the Direxion Insurance Trust, which, as of the date of this report, offers for sale to the public 3 of the 8 funds registered with SEC, and the Direxion Shares ETF Trust, which, as of the date of this report, offers for sale to the public 57 of the 98 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT	27

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30

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,

•	Mail, e-mail, the telephone and our website, and

•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the semi-annual report.

DIREXION INSURANCE TRUST

SEMI–ANNUAL REPORT JUNE 30, 2014

1301 Avenue of the Americas (6th Ave.), 35th FloorNew York, New York 10019(800) 851-0511www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Ave.), 35th Floor

New York, NY 10019

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 1993

Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.

1555 RiverCenter Dr., Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, New York 10036

Distributor

Rafferty Capital Markets, LLC

1010 Franklin Avenue, 3rd Floor

Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Insurance Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	8/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	8/28/14

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date	8/28/14

*	Print the name and title of each signing officer under his or her signature.